Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable

Note 6.      Accounts Receivable

Accounts receivable is mainly from our Wecast Service business and consisted of the following:

	March 31,	December 31,
	2019	2018
Accounts receivable, gross	$19,406,354	$19,370,665
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$19,406,354	$19,370,665

The following table outlines the aging of the accounts receivable:

	March 31, 2019	December 31, 2018
Within 90 days	$-	$1,219,526
91-180 days	1,142,599	633
181-365 days	11,215,027	12,385,193
More than 1 year	6,894,513	5,765,313
Total	$19,406,354	$19,370,665

The balance mainly represents the receivables from electronics consumer products trading business. Our payment term is usually within 180 days upon the receipts of the goods. The Company has reviewed the outstanding balance by customers and concluded that the outstanding balances are collectible. The customers have promised to pay to the Company and the outstanding balances are expected to be collected in the second half year of 2019.

Note 7. Accounts Receivable

Accounts receivable is mainly from our Wecast Service business and consisted of the following:

	December 31,	December 31,
	2018	2017
Accounts receivable, gross	$19,370,665	$26,965,731
Less: allowance for doubtful accounts	-	(3,646)
Accounts receivable, net	$19,370,665	$26,962,085

The movement of the allowance for doubtful accounts is as follows:

	December 31,	December 31,
	2018	2017
Balance at the beginning of the year	$3,646	$2,828,796
Additions charged to bad debt expense	-	145,512
Write-off of bad debt allowance	-	(89,851)
Disposal of Zhong Hai Shi Xun	(3,646)	(2,880,811)
Balance at the end of the year	$-	$3,646